Description of the Plan - Vesting (Details) - 401(k) Savings Plan and Trust	12 Months Ended
Dec. 31, 2025
Description of the Plan
Vesting percentage	100.00%
Year 0 - 1
Description of the Plan
Vesting percentage	0.00%
Year 2
Description of the Plan
Vesting percentage	20.00%
Year 3
Description of the Plan
Vesting percentage	40.00%
Year 4
Description of the Plan
Vesting percentage	60.00%
Year 5
Description of the Plan
Vesting percentage	80.00%
Year 6
Description of the Plan
Vesting percentage	100.00%